Benefit Plans (Net Postemployment Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 34
Interest cost	20	22
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	34	30	28
Interest cost	20	22	22
Amortization of net loss	60	53	39
Other expense	84	75	106
Net postemployment costs	$ 198	$ 180	$ 195